Label		Element	Value
Prospectus [Line Items]		rr_ProspectusLineItems
Document Type		dei_DocumentType	497
Document Period End Date		dei_DocumentPeriodEndDate	Sep. 11, 2015
Registrant Name		dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key		dei_EntityCentralIndexKey	0001537140
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	nlft
Document Creation Date		dei_DocumentCreationDate	Sep. 11, 2015
Document Effective Date		dei_DocumentEffectiveDate	Sep. 11, 2015
Prospectus Date		rr_ProspectusDate	Aug. 25, 2015
Good Harbor Tactical Core US II Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Total return from capital appreciation and income.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund's Prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal period ended September 30, 2014, the Fund's portfolio turnover rate was 268% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	268.00%
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are restated to reflect the Fund’s current fees and are based on estimated amounts for the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Using a tactical asset allocation model, the Fund's investment adviser, Good Harbor Financial, LLC (the "Adviser"), seeks to achieve the Fund's investment objective by investing in the U.S. equity market during sustained rallies and investing defensively in U.S. Treasury bonds during weak equity market conditions. The Adviser will generally seek exposure to equities and treasuries through a variety of investments that provide exposure to equity market and treasury bond indices, including exchange traded funds ("ETFs"), exchange traded notes ("ETNs"), mutual funds, equity securities (such as common stock), U.S. government securities, derivative instruments and other investments. The Fund's principal derivative investments are swaps, structured notes, futures and options designed to provide exposure to a particular equity or treasury bond index or replicate the returns of one or more such indices.

Adviser's Tactical Asset Allocation Model. The Adviser utilizes a disciplined, model-driven investment approach intended to generate enhanced risk-adjusted returns. Through detailed analysis, the Adviser quantifies and validates its investment strategies and seeks to identify stable and persistent economic and statistical relationships in order to determine the portfolio's allocations.

The underlying premise of the strategy is that equity prices are driven by changes in investor equity risk premiums and that these premiums vary with time and the business cycle. Generally speaking, the investor equity risk premium is the amount of additional expected return demanded by investors to induce them to invest in the equity market rather than invest in nearly risk-free instruments such as short-term U.S. Treasury bills. The Adviser believes that, during periods of market stress and exuberance, stock price variation is due almost exclusively to changing risk premiums rather than changing expected cash flows. By monitoring proxies for risk, the Adviser seeks to identify times when equity exposure is more or less favorable and adjust the portfolio allocation accordingly.

The Adviser's model combines the following three main elements to determine an overall portfolio allocation between equities and treasuries: Momentum Measures (proprietary price-based indicators aimed at assessing the strength in equity prices, strength in bond prices and the relative strength between these asset classes across multiple time horizons); Economic Conditions (U.S. economic output level and growth rate series are combined to estimate whether the economy is expanding or contracting and at what speed); and Yield Curve Dynamics (changes in the level, slope and curvature of the U.S. treasury yield provide insight into investor capital flows as well as government policy intervention). With respect to the equity allocation, the model also directs the Adviser to overweight company size segment(s) (e.g. small-cap, mid-cap, or large-cap) poised to do well and underweight the company size segment(s) that are moving out of favor. For the treasury allocation, the model directs the Adviser to allocate among different treasury durations.

Portfolio Allocation. At any given time, the Fund's portfolio will be invested in all equities, all treasuries or among equities and treasuries. Within each major asset category, further allocations are made across market capitalization and duration. The Adviser attempts to further enhance returns through the use of leveraged ETFs and/or derivatives.

The Adviser is the investment adviser to other mutual funds, including the Good Harbor Tactical Core US Fund which commenced operations on December 26, 2012. Both the Fund and the Good Harbor Tactical Core US Fund utilize the same tactical asset allocation model described above. For each fund, the model generates trading signals which the Adviser acts upon during certain trading windows each month. The primary difference between the funds is that the Fund trades during different trading windows than the Good Harbor Tactical Core US Fund. As the funds will trade on different dates, it is not anticipated that the funds will have the same portfolio holdings and performance results. The returns of the funds may also differ on the basis of other considerations such as differences in investor flows or due to compliance with applicable investment limitations.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Adviser may engage in frequent trading while seeking to achieve the Fund's investment objective.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

• Allocation Risk: The risk that if the Fund's strategy for allocating assets among different assets classes during trading windows does not work as intended, the Fund may not achieve its objective or may underperform other funds with the same or similar investment strategy.

• Correlation Risk: Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments between equities and fixed income securities, the Fund is subject to correlation risk.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes, including the U.S. government.

• Derivatives Risk: Loss may result from the Fund's investments in swaps, options and futures. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Over-the-counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the underlying asset or index. In addition, there is a risk that the performance of the derivatives or other instruments used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in prices.

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs or mutual funds and also may be higher than other mutual funds that invest directly in securities. ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

• Exchange-Traded Notes Risk: Similar to ETFs and mutual funds, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed-Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Leverage Risk: Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed. Leveraged ETFs and derivatives will amplify losses because they are designed to produce returns that are a multiple of the equity index to which they are linked.

• Leveraged ETF Risk: Leveraged ETFs will amplify gains and losses. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

• Limited History of Operations: The Fund has a relatively limited history of operations for investors to evaluate.

• Management Risk: The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Small and Medium Capitalization Stock Risk: The Fund may invest directly or through ETFs in companies of any size capitalization. The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

• U.S. Government Securities Risk: Although U.S. Government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available at no cost by visiting www.ghf-funds.com or by calling 1-877-270-2848.

Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-877-270-2848
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.ghf-funds.com
Good Harbor Tactical Core US II Fund | Class A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	GHSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.54%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	723
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,033
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,366
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,304
Good Harbor Tactical Core US II Fund | Class C Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	GHSCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.29%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 232
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	715
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,225
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,626
Good Harbor Tactical Core US II Fund | Class I Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	GHSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,556

[1]	Other Expenses are restated to reflect the Fund's current fees and are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.